Share capital and share-based compensation - Preferred variable voting shares and common shares narrative (Details)		12 Months Ended
	Oct. 09, 2014 class_of_share vote	Jun. 30, 2019 CAD ($) shares $ / shares	Jun. 30, 2018 CAD ($) shares $ / shares	Jun. 30, 2017 shares
Disclosure of classes of share capital [line items]
Number of classes of shares | class_of_share	3
Weighted average exercise price of share options exercised (in CAD per share) | $		$ 1.79	$ 1.81
Options exercised (in shares)		465,625	60,000
Preference Variable Voting Shares
Disclosure of classes of share capital [line items]
Number of shares authorised (in shares)		100,000,000
Number of shares outstanding (in shares)		100,000,000	100,000,000
Par value per share (in CAD per share) | $ / shares		$ 0.00000001
Common shares
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)		134,938,365	134,293,890	134,061,548
Dividend reinvestment (in shares)		0	108,180
Options exercised (in shares)		465,625	60,000
Employee share purchase plan (in shares)		100,390	43,496
Issued capital
Disclosure of classes of share capital [line items]
Dividend reinvestment (in shares)			108,180
Dividend reinvestment (in CAD per share) | $ / shares			$ 3.87
Stock repurchased and cancelled (in shares)		100,390	43,496
Stock repurchased and cancelled (in CAD per share) | $ / shares		$ 2.25	$ 4.58
Issued capital | Common Voting Shares
Disclosure of classes of share capital [line items]
Stock conversion ratio if held for purposes other than broadcasting act	1
Number of votes per share | vote	1
Number of shares outstanding (in shares)		32,198,166	99,510,508
Issued capital | Variable Voting Shares
Disclosure of classes of share capital [line items]
Stock conversion ratio if held for purpose of broadcasting act	1
Number of votes per share if under threshold percentage | vote	1
Threshold percentage of outstanding shares to dilute votes per share	33.33%
Number of shares outstanding (in shares)		102,740,199	34,783,382
Issued capital | Non-Voting Shares
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)		0	0
Performance Share Units (PSU)
Disclosure of classes of share capital [line items]
PSUs settled (in shares)		70,229
Performance Share Units (PSU) | Common shares
Disclosure of classes of share capital [line items]
PSUs settled (in shares)		78,460	20,666
Weighted average exercise price of share options exercised (in CAD per share) | $		$ 6.89	$ 3.34